Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
OPERATING ACTIVITIES
Funds flow from operations (note 31)	$ 1,989	$ 1,777
Net change in non-cash balances	(69)	(209)
Operating activities	1,920	1,568
INVESTING ACTIVITIES
Additions to property, plant and equipment (note 26)	(970)	(1,109)
Additions to equipment costs (net) (note 26)	(31)	(42)
Additions to other intangibles (note 26)	(150)	(147)
Proceeds on sale of non-core business	0	40
Spectrum acquisitions	0	(492)
Proceeds on sale of investments	0	551
Net additions to investments and other assets	(5)	7
Proceeds on disposal of property, plant and equipment (notes 26 and 31)	2	59
Investing activities	(1,154)	(1,133)
FINANCING ACTIVITIES
Increase in short-term borrowings (note 10)	160	0
Issuance in long-term debt	1,300	1,000
Repayment of long-term debt	(2,068)	0
Debt arrangement costs	(14)	(9)
Payment of lease liabilities	(112)	0
Issue of Class B Non-Voting Shares	9	35
Purchase of Class B Non-Voting Shares (note 17)	(140)
Dividends paid on Class A Shares and Class B Non-Voting Shares	(573)	(389)
Dividends paid on Series A Preferred Shares	(9)	(9)
Payment of distributions to non-controlling interests	(2)	0
Other	0	(1)
Financing activities	(1,449)	627
(decrease) Increase in cash	(683)	1,062
Cash, beginning of year	1,446	384
Cash, end of year	$ 763	$ 1,446